Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE, and subsidiaries of the VIE. All inter-company transactions and balances have been eliminated upon consolidation.

(b) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period and accompanying notes, including but are not limited to, allowance for credit loss, valuation of investments, advances to suppliers and digital assets, the useful lives of property and equipment and intangible asset, impairment of long-lived assets, deferred cost, and valuation for deferred tax assets. Actual results could differ from those estimates.

(c) Going Concern and Management’s Plan

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company incurred operating loss of $13.6 million and generated negative operating cash flows of $5.2 million for fiscal year ended June 30, 2024.

The Company has developed plans and implemented measures to address the going concern issue. The Company’s management is diligently overseeing its operating costs and capital needs, and is fully dedicated to exploring new customer and business opportunities. In fiscal years 2024 and 2023, the Company’s management has taken significant steps to control and reduce expenses. These measures include implementing more rigorous approval processes for various expenditures, establishing new performance appraisal standards, terminating underperforming employees, eliminating certain positions, and renegotiating contracts with specific vendors. In addition, the Company has dissolved unprofitable subsidiaries to curtail operating losses and cash depletion. During the fiscal year 2024, the Company raised $2.3 million after deducting offering costs, via issuing Class A ordinary shares. Simultaneously, the company will continue to pursue and secure bank loans to support its ongoing operations.

However, there is no assurance that the Company will be successful in securing sufficient funds to sustain or grow its operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.

(d) Fair value measurements

The Company applies ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Company is responsible for considering the carrying amount of cash, accounts receivable, other receivable, short-term bank loans, accounts payable, taxes payable, and accrued liabilities and other payables based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

(e) Cash

Cash consists of cash on hand and cash in banks. The Company maintains certain cash with various financial institutions in mainland China, Hong Kong, and Cayman. As of June 30, 2024 and 2023, cash balances of the Company were $230,563 and $2,751,309, respectively. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

(f) Credit losses

From July 1, 2023, the Company adopted ASU 2016-13 Financial Instruments - Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments, which replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under CECL is applicable to financial assets measured at amortized cost, including accounts receivable and other receivable. The Company uses the roll-rate method to measure the expected credit losses of account receivables on a collective basis when similar risk characteristics exist. The roll-rate method stratifies the receivables balance by delinquency stages and projected forward in one-year increments using historical roll rate. In each period end of the simulation, losses on the receivables are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a yearly rolling basis. The loss rate calculated for each delinquency stage is then applied to respective receivables balance. The management adjusts the allowance that is determined by the roll-rate method for both current conditions and forecasts of economic conditions. The Company adopted ASC Topic 326 using the modified retrospective method in scope of the standard. Results for reporting periods beginning after July 1, 2023 are presented under ASC Topic 326, while prior period amounts continue to be reported in accordance with previously applicable GAAP. The Company recorded a decrease to opening retained earnings of $1,258,718 as of July 1, 2023 due to the cumulative impact of adopting ASC Topic 326. Upon adoption, the Company recorded a credit loss of $8,330,357 for the fiscal year ended June 30, 2024.

Expected provision for credit losses are included in the consolidated statements of operations and comprehensive income (loss). After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

(g) Investment in films

Investment in films represents the investment into film projects with the expectation that the capital gain upon liquidating the projects when the total tickets income of the films are collected and cost are paid. Investment in films is initially measured at cost and subsequently considered impairment if necessary.

(h) Accounts receivable, net

Accounts receivable, net represent the amounts that the Company has an unconditional right to consideration, which are stated at the original amount less an allowance for credit losses. Allowance for credit losses for accounts receivable amounted to $12,161,634 and $4,358,037 as of June 30, 2024 and 2023, respectively.

(i) Digital assets

Digital assets primarily consist of Non-Fungible Token (“NFT”) developed by the Company. For the fiscal year ended June 30, 2024, the Company built NFTs through its own upload-chain work and based on the unique pictures purchased from third parties. Digital assets held are accounted for as intangible assets with indefinite useful lives and are subject to impairment losses if the fair value of digital assets decreases below the carrying value at any time during the period.

(j) Advances to suppliers

Advances to suppliers primarily consist of the prepayments to the service and materials suppliers for the Company’s event hosting, planning, and execution, and brand promotion. The Company maintains an allowance for credit loss to state prepayments at their estimated realizable value based on a variety of factors, including the possibility of releasing the prepayments into services and materials, significant one-time events, and historical experience.

(k) Property and equipment, net

Property and equipment comprise office building, equipment, motor vehicles, and leasehold improvement. They are recorded at cost less accumulated depreciation and impairment loss, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Building	20 Years
Office equipment	3 to 5 Years
Motor vehicles	10 Years
Leasehold improvement	Shorter of useful life or lease term

(l) Intangible asset, net

Intangible asset is stated at cost less accumulated amortization and impairment loss, if any, and amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. The balance of intangible asset represents a software that the Company purchased externally and is amortized straight-line over 10 years in accordance with the way the Company estimates to generate economic benefits from such software. The software belongs to Shenzhen JamBox, which was disposed of in January 2024.

(m) Impairment of long-lived assets other than goodwill

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company recorded the impairment charge of $4.6 million, $1.1 million, and nil for intangible assets, and prepayment of brand authorization for the fiscal years ended June 30, 2024, 2023, and 2022, respectively.

(n) Right-of-use assets

The Company has five operating leases for office, including an option to renew which is not at the Company’s sole discretion. The renewal to extend the lease term is not included in the Company’s right-of-use (“ROU”) assets and lease liability as it is not reasonably certain of exercise. The Company regularly evaluates the renewal option, and, when it is reasonably certain of exercise, the Company will include the renewal period in its lease term. New lease modifications result in re-measurement of the ROU assets and lease liability. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

Effective July 1, 2017, the Company adopted ASC 842, Leases using a modified retrospective transition method. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. Adoption of ASC 842 resulted in the recording of operating lease ROU assets and corresponding operating lease liability as disclosed in “Note 16—Lease” and had no impact on accumulated profit as of July 1, 2017. ROU assets and related lease obligation are recognized at commencement date based on the present value of remaining lease payments over the lease term.

The Company’s lease is classified as operating lease for the office space. Operating lease ROU assets are presented within non-current assets on the consolidated balance sheet and the operating lease liability is classified as current and non-current on the consolidated balance sheet.

(o) Value added tax (“VAT”)

The Company’s affiliated entities in the PRC, including WFOE, Pop Culture, and subsidiaries of Pop Culture, are subject to PRC VAT for providing services. The applicable VAT rate for these companies was 6% for the fiscal years ended June 30, 2024, 2023, and 2022.

The amount of VAT liability is determined by applying the applicable tax rates to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company reports revenue net of PRC VAT for all the periods presented in the consolidated statements of operations.

(p) Operating lease liability

Lease where substantially all the reward and risk of ownership of asset remain with the leasing company is accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

(q) Revenue recognition

On July 1, 2017, the Company adopted ASC 606, Revenue from Contracts with Customers, using the modified retrospective approach. The adoption of ASC 606 did not have a material impact on the Company’s consolidated financial statements.

ASC 606 establishes principles for reporting information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from the Company’s contracts to provide services to customers. The core principle of ASC 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company mainly generates revenue from event hosting, event planning and execution, and brand promotion, and other services.

Event hosting - The Company regularly hosts live concerts and hip-hop events, and operates hip-hop related online programs. The portfolio of hip-hop events includes a stage play, dance competitions, cultural and musical festivals, and promotional parties. The Company started to operate online hip-hop programs since 2020. The portfolio of online hip-hop programs includes street dance tutorial programs, collections of street dance performances videos, and collections of short music videos on trendy shoes and clothes related to hip-hop culture. The Company generates revenue from concerts, hip-hop events, and online hip-hop programs by providing sponsorship packages to advertisers in exchange for sponsorship fees or by selling tickets for those concerts.

Event planning and execution - The Company provides customized event planning and execution services upon requests from its customers, including design, logistics, layout of events, and coordination and supervision of the actual event set-up and implementation, and generates revenue through service fees.

Brand promotion - The Company provides integrated branding services primarily including the tailor-made digital marketing strategy design and placement on different media platforms based on the customers’ needs in different industries, such as consumer goods, advertising and marketing, and media, as the single performance obligation.

Other services - The Company sells digital collections to individual collectors, provides Software-as-a-Service (“SaaS”) software services to hip-hop dance training institutions for service fees, and develop software for customers.

The Company accounts for a contract of event hosting, event planning and execution, or brand promotion when it has legally enforceable rights and obligations and collectability of consideration is probable. Each contract typically contains one single performance obligation, which is to deliver a successful event, activity, qualified online program or video, or brand solution, and the contract price is fixed. Contract terms typically include a customary requirement for payment within 90 days after the Company successfully provides services, which is indicated by the customer’s signed acknowledgement of completion on such event, activity, online program, or brand solution by providing the Company with completion confirmation forms.

For event hosting and event planning and execution, revenue is recognized at a point of time when services are successfully provided (e.g., upon successful carryout of an event), which is indicated by the customer’s acknowledgement of completion on such event, activity, online program, or video, as the customer neither simultaneously receives the benefits provided by the Company’s performance nor controls an increasingly enhanced asset or an asset with an alternative use to the customer as the Company performs. Event hosting and event planning and execution are generally short term, which usually take less than three months.

For brand promotion, revenue is recognized over time during the contract period under input method according to the actual placement. The Company is the primary obligator and bearing the service risk of the branding promotion services, and the Company has the right and ability to direct which media channel to place the advertisement to the customer on the Company’s behalf and has discretion in establishing the price for the service. Therefore, the Company is identified as a principal.

For digital collections, the PRC operating entities sell digital collections through its own digital collection sales platform. After the customer purchases the digital collection issued on the platform and the digital collection is delivered to the customer, the revenue is recognized.

For SaaS software services, revenue is recognized after the completion of the service provision. The PRC operating entities reach an annual framework service contract with the customer and charge a one-time service fee. Revenue is recognized on a monthly average basis within the service period.

For software development, revenue is recognized upon customer acceptance. The Company contracts with customers to develop customized software for them, and contracts with third parties to undertake the development.

The Company reports revenue on a gross basis for event hosting, event planning and execution, brand promotion, and other services (except for software development), as the Company takes risk and control of the event, activities, online program, or brand solution before they are transferred to customers. While in terms of software development, the Company reports revenue on a net basis since it only arranges third parties to provide the development services, instead of taking the risk and control of the development resources.

The Company applies a practical expedient to make no adjustment for the promised amount of consideration for the effects of a significant financing component as the Company expects, at contract inception, that the period between when the Company transfers a promised service to a customer and when the customer pays for that service will be one year or less.

The following table identifies the disaggregation of the Company’s revenue for the fiscal years ended June 30, 2024, 2023, and 2022 respectively:

	For the fiscal years ended June 30,
	2024	2023	2022
Revenue from operations:
Event hosting	$4,094,200	$4,348,303	$14,711,787
Event planning and execution	3,396,661	4,132,477	8,420,328
Brand promotion	39,611,817	9,650,274	8,733,764
Other revenue	279,240	412,189	415,664
Total revenue	$47,381,918	$18,543,243	$32,281,543

Contract liability

The Company presents the consideration that a customer pays before the Company transfers a service to the customer as a contract liability when the payment is made. Contract liability is the Company’s obligation to transfer services to a customer for which the Company has received consideration from the customer. As of June 30, 2024 and 2023, the balance of contract liability amounted to $3,171,786 and $393,003, respectively, and the movement of contract liability was as below.

Amount
June 30, 2021	$1,648,847
Addition	47,710
Recognized as revenue within the fiscal year ended June 30, 2022	(1,648,847)
June 30, 2022	47,710
Addition	393,003
Recognized as revenue within the fiscal year ended June 30, 2023	(47,710)
June 30, 2023	393,003
Addition	8,069,950
Recognized as revenue within the fiscal year ended June 30, 2024	(5,291,167)
June 30, 2024	$3,171,786

The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets.

(r) Cost of revenue

Cost of revenue consists primarily of event design costs, online program production costs, date promotion fee, salary and benefits expenses, materials costs, and other related expenses.

(s) Selling and marketing expenses

Selling and marketing expenses consist primarily of travelling expenses, advertising expenses and salaries, and other compensation-related expenses to sales and marketing personnel. The Company expenses all advertising costs as incurred. For the fiscal years ended June 30, 2024, 2023, and 2022, advertising expenses amounted to $59,327, $1,518,981, and $48,716, respectively.

(t) General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses and benefits for employees involved in general corporate functions and those not specifically dedicated to research and development activities, depreciation and amortization of fixed assets which are not used in research and development activities, legal and other professional services fees, rental, and other general corporate related expenses.

(u) Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position as of June 30, 2024 and 2023.

The Company’s affiliated entities in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 (approximately $14,381). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. As of June 30, 2024, the tax years ended December 31, 2018 through December 31, 2023 for the Company’s affiliated entities in the PRC remain open for statutory examination by PRC tax authorities.

(v) Foreign currency translation

The reporting currency of the Company is the U.S. dollar (“USD”). The functional currency of the Company’s affiliated entities located in China is the Renminbi (“RMB”). For the entities whose functional currency is RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into USD are included in determining comprehensive income/loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The consolidated balance sheet amounts, with the exception of equity, at June 30, 2024 and 2023 were translated at RMB7.2672 to $1.00 and at RMB7.2513 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the fiscal years ended June 30, 2024, 2023, and 2022 were RMB7.2248 to $1.00, RMB6.9534 to $1.00, and RMB6.4554 to $1.00, respectively.

(w) Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (for example, convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. The Company had no dilutive securities as of and for the fiscal years ended June 30, 2024, 2023, and 2022.

(x) Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to USD is reported in other comprehensive income (loss) in the consolidated statements of operations and comprehensive income (loss).

(y) Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

(z) Concentration and credit risk

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions require submitting a payment application form together with suppliers’ invoices, shipping documents, and signed contracts.

The Company maintains certain bank accounts in the PRC, Hong Kong, and Cayman Islands. In China, a company’s deposits at one bank are insured for a maximum of RMB500,000 (USD70,000) in the event of bank failure. According to press release of China Securities Times and China News on July 13, 2023, Hong Kong Monetary Authority proposed that the upper limit of deposit protection in Hong Kong be enhanced to HK$800,000 (USD100,000) from HK$500,000 (USD64,000). In Cayman Islands, deposits are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance. As of June 30, 2024 and 2023, $218,727 and $724,437 of the Company’s cash were on deposit at financial institutions in the PRC, respectively, and $11,239 and $2,026,858 of the Company’s cash were on deposit at financial institutions in Hong Kong, respectively.

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

The Company’s sales are made to customers that are located primarily in China. The Company has a concentration of its revenue and accounts receivable with specific customers. For the fiscal year ended June 30, 2024, two major customers accounted for approximately 34% and 10% of the Company’s total revenue, respectively. For the fiscal year ended June 30, 2023, three major customers accounted for approximately 10%, 10%, and 9% of the Company’s total revenue, respectively. For the fiscal year ended June 30, 2022, three major customers accounted for approximately 30%, 13%, and 7% of the Company’s total revenue, respectively. As of June 30, 2024, the top five customers accounted for 75% of accounts receivable as of June 30, 2024, with each customer representing 27%, 17%, 16%, 10%, and 5% of the accounts receivable balance, respectively. As of June 30, 2023, the top five customers accounted for 68% of accounts receivable as of June 30, 2023, with each customer representing 31%, 19%, 7%, 6%, and 5% of the accounts receivable balance, respectively. As of June 30, 2022, the top five customers accounted for 72% of accounts receivable as of June 30, 2022, with each customer representing 35%, 14%, 9%, 7%, and 7% of the accounts receivable balance, respectively.

For the fiscal year ended June 30, 2024, the Company purchased approximately 17.3%, and 9.7% of its services from two major suppliers, respectively. For the fiscal year ended June 30, 2023, the Company purchased approximately 16.56%, 12.91%, and 10.61% of its services from three major suppliers, respectively. For the fiscal year ended June 30, 2022, the Company purchased approximately 8.59%, 7.88%, and 5.63% of its services from three major suppliers, respectively.

(aa) Segment reporting

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenue is derived from within the PRC, no geographical segments are presented.

(ab) Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests, and other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in “Note 14—Related Party Transactions.”

(ac) Non-controlling interests

A non-controlling interest in the VIE represents the portion of the equity (net assets) in the VIE that has not been pledged to WFOE, consequently not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet and net income and other comprehensive income are attributed to controlling and non-controlling interests respectively.

On February 9, 2021, the Company issued 106,509 Class A ordinary shares to non-controlling shareholders of Pop Culture to acquire their 6.45% non-controlling interests in Pop Culture. See “Note 18—Ordinary Shares.” On February 19, 2021, the VIE Agreements were amended and restated, through which WFOE is entitled to 100% of the net income of Pop Culture. Upon this transaction, the Company consummated the acquisition of non-controlling interest in Pop Culture.

On March 30, 2022, Zhongpu Shuyuan was incorporated, 46% of which represented a non-controlling interest. Non-controlling interest of Zhongpu Shuyuan was included in the consolidated financial statements.

On October 18, 2021, Xiamen Qiqin was incorporated, 46% of which represented a non-controlling interest. Non-controlling interest of Xiamen Qiqin was included in the consolidated financial statements.

On August 18, 2020, Pop Sikai was incorporated, 49% of which represented a non-controlling interest. Pop Sikai was dissolved and deregistered on June 27, 2023. Since Pop Sikai had no profit or loss during the fiscal year ended June 30, 2024, no net income or net loss was allocated to non-controlling interest.

On May 18, 2022, Fujian Shuzhi was incorporate. Fujian Shuzhi was dissolved and deregistered on October 7, 2023. Therefore, as of June 30, 2024, no non-controlling-interest of Fujian Shuzhi was included in the balance sheet of non-controlling interest.

On June 28, 2024, the Company sold 40% equity interest of Pupu Sibo to a third party, which resulted in a non-controlling interest on the balance sheet while no net income was allocated to non-controlling interest in connection of Pupu Sibo.

(ad) Recent accounting pronouncements

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This standard was issued in response to the SEC’s disclosure update and simplification initiative, which affects a variety of topics within the Accounting Standards Codification. The amendments apply to all reporting entities within the scope of the affected topics unless otherwise indicated. This ASU will become effective for each amendment on the date on which the SEC removes the related disclosure from its regulations. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company is currently evaluating the impact of adopting this ASU on its financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company is currently evaluating the impact of adopting this ASU on its financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.